UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSAM Partners LLP
Address: 14-15 Conduit Street
         London, United Kingdom  W1S 2XJ

13F File Number:  028-15090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven J. Chapman
Title:     Chief Operating Officer
Phone:     +44 (0)20 7016 8600

Signature, Place, and Date of Signing:

 /s/   Steven J. Chapman     London, United Kingdom     April 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $322,057 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP                       COM              000361105     3678   200000 SH  CALL SOLE                   200000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     8831   227494 SH       SOLE                   227494        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    26204   675000 SH  CALL SOLE                   675000        0        0
BED BATH & BEYOND INC          COM              075896100     6442   100000 SH  CALL SOLE                   100000        0        0
BLOCK H & R INC                COM              093671105     2618    88979 SH       SOLE                    88979        0        0
BLOCK H & R INC                COM              093671105     7390   251200 SH  CALL SOLE                   251200        0        0
BOEING CO                      COM              097023105    10731   125000 SH  PUT  SOLE                   125000        0        0
BOEING CO                      COM              097023105     4413    51400 SH       SOLE                    51400        0        0
BOEING CO                      COM              097023105    23609   275000 SH  CALL SOLE                   275000        0        0
BOISE CASCADE CO DEL           COM              09739D100     2393    70511 SH       SOLE                    70511        0        0
BRIGHT HORIZONS FAM SOL IN D   COM              109194100     3503   103662 SH       SOLE                   103662        0        0
CREE INC                       COM              225447101     1712    31300 SH       SOLE                    31300        0        0
DECKERS OUTDOOR CORP           COM              243537107     7700   138261 SH       SOLE                   138261        0        0
FACEBOOK INC                   CL A             30303M102     1982    77500 SH       SOLE                    77500        0        0
HEWLETT PACKARD CO             COM              428236103    15496   650000 SH  CALL SOLE                   650000        0        0
INTEL CORP                     COM              458140100     3278   150000 SH  CALL SOLE                   150000        0        0
INTEL CORP                     COM              458140100    19119   875000 SH  PUT  SOLE                   875000        0        0
LAS VEGAS SANDS CORP           COM              517834107     5464    96968 SH       SOLE                    96968        0        0
LAS VEGAS SANDS CORP           COM              517834107    11270   200000 SH  CALL SOLE                   200000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     9201   394058 SH       SOLE                   394058        0        0
MICROSOFT CORP                 COM              594918104    13447   470000 SH  PUT  SOLE                   470000        0        0
MORGAN STANLEY                 COM NEW          617446448    16737   761479 SH       SOLE                   761479        0        0
MORGAN STANLEY                 COM NEW          617446448     9891   450000 SH  CALL SOLE                   450000        0        0
MORGAN STANLEY                 COM NEW          617446448     4396   200000 SH  PUT  SOLE                   200000        0        0
NAVISTAR INTL CORP NEW         COM              63934E108     3457   100000 SH       SOLE                   100000        0        0
NAVISTAR INTL CORP NEW         COM              63934E108     5186   150000 SH  CALL SOLE                   150000        0        0
NEWS CORP                      CL A             65248E104     9489   310900 SH  PUT  SOLE                   310900        0        0
NEWS CORP                      CL A             65248E104    10460   342847 SH       SOLE                   342847        0        0
NIKE INC                       CL B             654106103     2085    35337 SH       SOLE                    35337        0        0
NIKE INC                       CL B             654106103    11802   200000 SH  CALL SOLE                   200000        0        0
ORACLE CORP                    COM              68389X105     1161    35898 SH       SOLE                    35898        0        0
ORACLE CORP                    COM              68389X105     3234   100000 SH  CALL SOLE                   100000        0        0
ORACLE CORP                    COM              68389X105     9702   300000 SH  PUT  SOLE                   300000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    25067   160000 SH  PUT  SOLE                   160000        0        0
WILLIAMS SONOMA INC            COM              969904101     1984    38500 SH       SOLE                    38500        0        0
WILLIAMS SONOMA INC            COM              969904101     5152   100000 SH  CALL SOLE                   100000        0        0
WYNN RESORTS LTD               COM              983134107    12516   100000 SH  PUT  SOLE                   100000        0        0
WYNN RESORTS LTD               COM              983134107     1257    10041 SH       SOLE                    10041        0        0